TYPE>			13F-HR
<PERIOD>		06/30/08
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, August 4, 2008


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $99,446,295



				Form 13 F information Table
				   Title of		       Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			    Class	  CUSIP	      (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.				COM	G1150G111	1505	36950	SH		SOLE		36950	0	0
AllianceBernstein Hold LP	 UNIT LTD PTNR	01881G106	 895	16375	SH		SOLE		16375	0	0
Allstate Corporation			COM	020002101	 456	10000	SH		SOLE		10000	0	0
American Express Corp			COM	025816109	 758	20110	SH		SOLE		20110	0	0
Anheuser-Busch Co Inc.			COM	035229103	1258	20250	SH		SOLE		20250	0	0
Apple Computer, Inc.			COM	037833100	1457	 8700	SH		SOLE		 8700	0	0
AT&T Inc.				COM	00206R102	1887	56010	SH		SOLE		56010	0	0
B&G Foods, Inc.				COM	05508R205	 537	31600	SH		SOLE		31600	0	0
Banco Santander, S.A.			ADR	05964H105	 364	20000	SH		SOLE		20000	0	0
Barr Laboratories, Inc.			COM	068306109	1161	25762	SH		SOLE		25762	0	0
Basic Industries Select Sec	      SBI MAT	81369Y100	 411	 9840	SH		SOLE		 9840	0	0
BioMed Realty Trust, Inc.		COM	09063H107	 417	17000	SH		SOLE		17000	0	0
Boston Properties, Inc.			COM	101121101	 361	 4000	SH		SOLE		 4000	0	0
Brasil Telecom S.A.		  SPON ADR PFD	10553M101	 447	14000	SH		SOLE		14000	0	0
Bristol-Myers Squibb Co.		COM	110122108	1144	55730	SH		SOLE		55730	0	0
Bristow Group 5.50% Conv Pfd		PFD CV	110394400	 278	 4500	SH		SOLE		 4500	0	0
C.R. Bard, Inc.				COM	067383109	1073	12200	SH		SOLE		12200	0	0
Cadbury Schweppes PLC			ADR	12721E102	 944	18752	SH		SOLE		18752	0	0
Chesapeake Energy Corp 4.50%		PFD CV	165167842	 427	 2650	SH		SOLE		 2650	0	0
Chesapeake Energy Corporatio		COM	165167107	2216	33595	SH		SOLE		33595	0	0
ChevronTexaco Corporation		COM	166764100	2620	26425	SH		SOLE		26425	0	0
Chipotle Mexican Grill, Inc.		CL B	169656204	 675	 8955	SH		SOLE		 8955	0	0
Cisco Systems Inc.			COM	17275R102	1210	52040	SH		SOLE		52040	0	0
CitiGroup				COM	172967101	 393	23450	SH		SOLE		23450	0	0
Copano Energy, L.L.C.		    COM UNITS	217202100	 371	11000	SH		SOLE		11000	0	0
Costco Wholesale Corporation		COM	22160K105	1408	20075	SH		SOLE		20075	0	0
Covidien, Ltd.				COM	G2552X108	1594	33295	SH		SOLE		33295	0	0
CVS/Caremark Corporation		COM	126650100	1371	34650	SH		SOLE		34650	0	0
Devon Energy Corporation		COM	25179M103	1478	12300	SH		SOLE		12300	0	0
Diageo PLC ADR		     	     SPON ADR	25243Q205	 914	12375	SH		SOLE		12375	0	0
Diamond Offshore Drilling Inc		COM	25271C102	 619	 4450	SH		SOLE		 4450	0	0
Diana Shipping, Inc.			COM	Y2066G104	 415	13500	SH		SOLE		13500	0	0
Disney (Walt) Co.			COM	254687106	1367	43800	SH		SOLE		43800	0	0
Dominion Resources Inc.			COM	25746U109	 902	19000	SH		SOLE		19000	0	0
Dow Chemical Company			COM	260543103	 559	16000	SH		SOLE		16000	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	 562	19000	SH		SOLE		19000	0	0
Eli Lilly & Co.				COM	532457108	2308	50000	SH		SOLE		50000	0	0
Energy Select Sec SPDR Fd	  SBI INT FINL	81369Y506	 539	 6095	SH		SOLE		 6095	0	0
ENI S.p.A.		 	    SPON ADR	26874R108	 484	 6525	SH		SOLE		 6525	0	0
Enterprise Products Partners 		COM	293792107	 638	21600	SH		SOLE		21600	0	0
Exxon Mobil Corporation			COM	30231G102	1536	17424	SH		SOLE		17424	0	0
First Energy Corp.			COM	337932107	1095	13300	SH		SOLE		13300	0	0
Fluor Corporation			COM	343412102	1611	 8660	SH		SOLE		 8660	0	0
Fortress Investment Group, LLC		CL A	34958B106	 185	15000	SH		SOLE		15000	0	0
Freeport-McMoRanCopper& Gold  	     PFD CONV	35671D782	 319	 1900	SH		SOLE		 1900	0	0
General Electric Co.			COM	369604103	1637	61350	SH		SOLE		61350	0	0
Goldman Sachs Group, Inc		COM	38141G104	 986	 5635	SH		SOLE		 5635	0	0
Hartford Financial Services Gr		COM	416515104	 630	 9750	SH		SOLE		 9750	0	0
Health Care REIT, Inc.			COM	42217K106	 401	 9000	SH		SOLE		 9000	0	0
HealthCare Selec Sec SPDR 	SBI HEALTHCRE	81369Y209	 236	 7717	SH		SOLE		 7717	0	0
Hewlett-Packard Company			COM	428236103	 991	22425	SH		SOLE		22425	0	0
HSBC Holdings		      	    SPON ADR	404280406	 675	 8800	SH		SOLE		 8800	0	0
Inergy, L.P.			UNIT LTD PTNR	456615103	 390	15000	SH		SOLE		15000	0	0
iShares MSCI EAFE Indx Fd MSCI	   EAFE IDX	464287465	16363	238285	SH		SOLE		238285	0	0
iShares MSCI Emerg Mrkts MSCI 	  EMERG MKT	464287234	4243	31260	SH		SOLE		31260	0	0
iSHR Nasdaq Biotech Indx 	NASDQ BIO INDX	464287556	1457	18955	SH		SOLE		18955	0	0
J.P. Morgan Chase & Co.			COM	46625H100	 827	24115	SH		SOLE		24115	0	0
Kinder Morgan Management LLC		SHS	49455U100	1040	19315	SH		SOLE		19315	0	0
Kraft Foods, Inc.			CL A	50075N104	1218	42800	SH		SOLE		42800	0	0
L-3 Communications Holdings, Inc	COM	502424104	1109	12200	SH		SOLE		12200	0	0
Magellan Midstream Partners		COM	559080106	 498	14000	SH		SOLE		14000	0	0
McDonald's Corp.			COM	580135101	1288	22905	SH		SOLE		22905	0	0
Medtronic Inc.				COM	585055106	 264	 5095	SH		SOLE		 5095	0	0
Merck & Co.				COM	589331107	 688	18265	SH		SOLE		18265	0	0
Microsoft Corp.				COM	594918104	1098	39920	SH		SOLE		39920	0	0
Nam Tai Electronics, Inc.   	      COM PAR	629865205	 262	20000	SH		SOLE		20000	0	0
Nasdaq Stock Market, Inc.		COM	631103108	 836	31495	SH		SOLE		31495	0	0
Nokia Corporation	     	     SPON ADR	654902204	 772	31520	SH		SOLE		31520	0	0
Nucor Corporation			COM	670346105	 724	 9700	SH		SOLE		 9700	0	0
Oil Service Holders Trust 	    DEPO RCPT	678002106	1954	 8800	SH		SOLE		 8800	0	0
Penn Virginia Resource Partner		COM	707884102	 379	14000	SH		SOLE		14000	0	0
Penn West Energy Trust	    	     TR UNIT	707885109	1414	41793	SH		SOLE		41793	0	0
Pepsico, Inc.				COM	713448108	1168	18375	SH		SOLE		18375	0	0
Pfizer, Inc.				COM	717081103	 337	19300	SH		SOLE		19300	0	0
Plum Creek Timber Co Inc.		COM	729251108	 632	14800	SH		SOLE		14800	0	0
Rayonier Inc.				COM	754907103	 497	11700	SH		SOLE		11700	0	0
Regency Energy Partners LP	 COM UNITS LP	75885Y107	 364	15000	SH		SOLE		15000	0	0
Royal Bank of Scotland Group	    SPON ADR	780097788	 169	10500	SH		SOLE		10500	0	0
Sasol Limited		    	    SPON ADR	803866300	 986	16725	SH		SOLE		16725	0	0
ScheringPlough Corp 6% MC	PRF CONV MAN07	806605705	 220	 1150	SH		SOLE		 1150	0	0
Schlumberger Ltd.			COM	806857108	1567	14590	SH		SOLE		14590	0	0
Southern Peru Copper Corp		COM	84265V105	 736	 6900	SH		SOLE		 6900	0	0
Taiwan Semiconductor Manuf	     SPON ADR	874039100	 150	13788	SH		SOLE		13788	0	0
The New York Times Company		CL A	650111107	 354	23000	SH		SOLE		23000	0	0
United Technologies Corp.		COM	913017109	1058	17150	SH		SOLE		17150	0	0
Utilities Selc Sect SPDR F	 SBI INT UTIL	81369Y886	1650	40550	SH		SOLE		40550	0	0
Verizon Communications			COM	92343V104	1935	54671	SH		SOLE		54671	0	0
Vodafone Group plc     		      SPON ADR	92857W209	 621	21080	SH		SOLE		21080	0	0
Waste Management, Inc.			COM	94106L109	1453	38535	SH		SOLE		38535	0	0